Financial Instruments (Tables)	12 Months Ended
Aug. 31, 2022
Financial Instruments
Schedule of derivative warrant liabilities and convertible debentures

Type	Valuation Technique	Key Inputs
Derivative warrant liabilities	The fair value of the warrant liabilities has been calculated using a Black-Scholes pricing model.

Key observable inputs

•       Share price (August 31, 2022: $0.48, August 31, 2021: $0.41)

•       Risk-free interest rate (August 31, 2022: 3.32% to 3.44%, August 31, 2021: 0.19% to 0.67%)

•       Dividend yield (August 31, 2022: 0%, August 31, 2021: 0%)

Key unobservable inputs

•       Expected volatility (August 31, 2022: 55% to 60%, August 31, 2021: 60% to 70%)

Schedule of significant unobservable input

Derivative Warrant Liabilities	August 31, 2022
Comprehensive Loss	Increase	Decrease
Expected volatility (10% movement vs. the model input)	$518	$(546)